SUMMARY OF ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2023
Disclosure Of Significant Accounting Policies Abstract [Abstract]
SUMMARY OF ACCOUNTING POLICIES	SUMMARY OF ACCOUNTING POLICIES
3.1 Overall considerations
The consolidated financial statements have been prepared using the material accounting policies and measurement bases that are in effect at December 31, 2023, as summarized below. These were used throughout all years presented in the consolidated financial statements.
3.2 Basis of consolidation
The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries as of December 31, 2023 and 2022. All subsidiaries have a reporting date of December 31. Subsidiaries are all entities over which the Group has the power to control the financial and operating policies. The Group obtains and exercises control when it is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee.
All transactions and balances between Group companies are eliminated on consolidation, including unrealized gains and losses on transactions between Group companies. Where unrealized losses on intra-group asset sales are reversed on consolidation, the underlying asset is also tested for impairment from a group perspective.
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3.2 Basis of consolidation (continued)
Amounts reported in the consolidated financial statements of the subsidiary have been adjusted where necessary to ensure consistency with the accounting policies adopted by the Group.
The Company’s principal subsidiaries, their jurisdiction of incorporation, and the Company’s percentage ownership share of each are as follows:

Subsidiary	Jurisdiction of Incorporation	Ownership percentage
Lion Holding USA Inc.	Delaware	100%
The Lion Electric Co USA Inc.	Delaware	100%
Lion Electric Manufacturing USA Inc.	Delaware	100%
3.3 Foreign currency translation
Functional and presentation currency
The consolidated financial statements are presented in US dollars. The functional currency of the parent company and its subsidiaries is the Canadian dollar, except for The Lion Electric Co USA Inc. and Lion Electric Manufacturing USA Inc., whose functional currencies are the US dollar. The functional currency of the entities in the Group has remained unchanged during the reporting periods.
Foreign currency transactions and balances
Foreign currency transactions are translated into the functional currency of the respective Group entity, using the exchange rates prevailing at the dates of the transactions (spot exchange rate). Foreign exchange gains and losses resulting from the settlement of such transactions and from the remeasurement of monetary items denominated in foreign currency at year-end exchange rates are recognized in the consolidated statements of earnings (loss) and comprehensive loss.
Non-monetary items are not retranslated at year-end and are measured at historical cost (translated using the exchange rates at the transaction date), except for non-monetary items measured at fair value which are translated using the exchange rates at the date when fair value was determined.
The Group’s Canadian dollar financial statements are translated to US dollars as follows: assets and liabilities are translated at the closing rate in effect at the reporting date and income and expenses are translated at the average exchange rate for the period. The share capital account is translated at rates in effect at the time of issuance/redemptions. Exchange gains or losses resulting from the translation of the Group’s accounts into the reporting currency are reported as foreign currency translation adjustment within other comprehensive income (loss) and presented as a separate component of shareholders’ equity under cumulative translation adjustment.
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3.4 Revenue
The Group’s principal sources of revenue are the sale of all-electric medium and heavy-duty urban vehicles. The Group also enters into sales contracts for other products including energy infrastructure, vehicle parts, and related services.
To determine whether to recognize revenue, the Group follows a 5-step process:
–identifying the contract with a customer;
–identifying the performance obligations;
–determining the transaction price;
–allocating the transaction price to the performance obligations; and
–recognizing revenue when/as performance obligation(s) are satisfied.
The Group recognizes revenue in the amount of consideration it will receive for delivering a product or a service to a customer. Revenue is recognized at a point in time, when the Group satisfies its performance obligations by transferring control of the goods to its customers or provides the service, which generally occurs when the goods are delivered to the customers and when the customer confirms acceptance.
Control is generally transferred when the customer has the ability to direct the use and obtain substantially all of the remaining benefit, which is upon shipment, or when the product has been completed, is ready for delivery, and title has transferred to the customer.
The Group provides a warranty for its products against defects for periods varying from one year to eight years for certain components. An allowance for warranty expense is recorded when the revenue for the related product is recognized. The allowance is based upon the terms of the warranty, the Group’s historical experience and management estimates of future expenses for replacement or repairs. The corresponding expense is recorded in cost of sales.
3.5 Cost of sales and gross profit
Cost of sales includes all raw material costs, direct parts, material and labor costs, manufacturing conversion costs, including depreciation costs of manufacturing equipment such as tooling and machinery, inter-facility transportation and logistic costs, amortization of product development costs, outbound freight to customers, and reserves for estimated warranty expenses. Cost of sales also includes the cost of purchasing finished goods for resale, costs relating to purchasing, receiving and inspection activities, warehousing costs, product engineering costs, insurance related to manufacturing activities, customs and duties, adjustments to warranty expense, as well as charges to write down the carrying value of inventory when it exceeds its estimated net realizable value and to provide for obsolete and on-hand inventory in excess of forecasted demand. Gross loss is the result of revenue less cost of sales.
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3.6 Administrative expenses
Administrative expenses consist of share-based compensation, as well as employee benefits for management, information technology, human resources, accounting, legal, investor relations, and other general administrative functions. Administrative expenses also include professional fees, non-manufacturing depreciation expense, and non-manufacturing related insurance costs (including director and officer insurance). Administrative expenses are recognized in the consolidated statements of earnings (loss) and comprehensive loss upon utilization of the service or at the date of their origin.
3.7 Selling expenses
Selling expenses consist of salaries and other similar expenses related to Lion’s bus and truck sales force and employee benefits costs, sales commissions, share-based compensation, business development, aftermarket sales, non-manufacturing depreciation expense, and advertising, marketing, and communications. Selling expenses are recognized in the consolidated statements of earnings (loss) and comprehensive loss upon utilization of the service or at the date of their origin.
3.8 Employee benefits
Employee benefits include wages, salaries, fringe benefits, commissions, compensated absences, and bonuses. These short-term benefits are recognized in cost of sales, administrative expenses, and selling expenses as the services are provided.
3.9 Restructuring costs
Restructuring costs include employee severance costs, employee benefits and employee transitions costs when payments are probable and amounts are reliably estimable. Other restructuring related costs are recognized as incurred.
3.10 Finance costs
Finance costs consists primarily of interest paid on Lion’s outstanding debts, legal and other costs related to long-term debts and other debts and share warrant financing activities, interest on lease liabilities, interest on convertible and non-convertible debt instruments as well as non-cash accretion on convertible and non-convertible debt instruments, long-term debts and other debts and revaluation expenses on the balance of purchase price payable related to the acquisition of dealership rights.
3.11 Borrowing costs
Borrowing costs directly attributable to the acquisition, construction or production of a qualifying asset are capitalized during the period of time that is necessary to complete and prepare the asset for its intended use or sale. A qualifying asset is one that necessarily takes a substantial period of time to get ready for its intended use. Capitalization of borrowing costs ceases when the asset is completed and available for use. Other borrowing costs are expensed in the period in which they are incurred and reported in finance costs.
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3.12 Cash and cash equivalents
Cash and cash equivalents comprise cash on hand and demand deposits, together with other short- term, highly liquid investments that are readily convertible into known amounts of cash and which are subject to an insignificant risk of changes in value. As at December 31, 2023 and 2022, the Company only held cash.
3.13 Accounts receivable
Accounts receivable include amounts due from customers in the normal course of business as well as refundable tax credits and grants under government programs. The payments are generally received within a year.
Accounts receivable are initially recognized at fair value and subsequently measured at amortized cost, less impairment. The Group maintains an allowance for expected credit loss based on collection history and customer specific credit risk in accordance with the expected credit loss model. Trade accounts receivables are presented net of an allowance for credit losses.
3.14 Inventories
Finished goods, work in process, and raw material inventories are valued at the lower of cost and net realizable value. Cost is determined using the specific identification cost method for finished goods and work in process, while the cost of raw materials is determined using the weighted average cost method. Supplier rebates are deducted to determine the cost of purchase.
The cost of inventories includes all purchase, conversion and other costs incurred to bring the inventories to their present location and condition and include the purchase price and other costs directly related to the acquisition of raw materials and the cost of purchased finished goods. Inventory costs also include the costs directly related to the conversion of materials to finished goods, such as direct labor, and a systematic allocation of fixed and variable production overhead, including manufacturing depreciation expense.
The allocation of fixed production overhead to the cost of inventories is based on the normal capacity of the production facilities. Costs incurred as a result of operating below the normal capacity of the production facilities are excluded from the carrying value of inventories and charged directly to cost of sales. Normal capacity is the average production expected to be achieved during the fiscal year, under normal circumstances.
The net realizable value represents the estimated selling price in the normal course of business less the estimated costs necessary to make the sale. Raw materials and work in progress inventories are not written down if the finished products in which they will be incorporated are expected to be sold at or above cost.
The amount of any write-down of inventories to net realizable value and all losses of inventories are recognized as an expense in the year the write-down or loss occurs. The amount of any reversal of any write-down of inventories, arising from an increase in net realizable value, is recognized as a reduction in the amount of inventories recognized as an expense in the year in which the reversal occurs.
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3.15 Property, plant and equipment
Property, plant and equipment are initially recorded at cost, net of government grants, and are subsequently carried at cost less accumulated depreciation and any accumulated impairment losses. The costs of an item of property, plant, and equipment includes any expenditures directly attributable to bringing the assets to the location and condition necessary for it to be capable of operating in the manner intended by management. The cost of self-constructed assets includes the cost of materials and direct labor, site preparation costs, initial delivery and handling costs, installation and assembly costs, and any other costs directly attributable to bringing the assets to the location and condition necessary for the assets to be capable of operating in the manner intended by management.
Property, plant and equipment, less their estimated residual values, are depreciated over their estimated useful lives using the straight-line method. The following estimated useful lives are applied:

Leasehold improvements	Earlier of useful life or remaining lease term
Machinery and equipment	7,000 units produced or 5 years
Rolling stock	5 years
Computer equipment	5 years
Furniture and office equipment	10 years
Production moulds	1,250 units produced
Master patterns and templates	7,000 units produced
Prototypes	3 years
The Group begins to depreciate property, plant and equipment when it is in the location and condition necessary for it to be capable of operating in the manner intended by management.
Consequently, construction in progress is not amortized and is subject to impairment testing if there is any indication that it may be impaired (see Note 3.18). The estimated residual values, estimated useful lives and depreciation methods are reviewed annually by the Company and any change resulting from this evaluation is applied as a change in estimate and is accounted for on a prospective basis.
3.16 Leased assets
At the inception of contracts, the Group assesses whether a contract is, or contains a lease by assessing if the contract, or part of the contract, conveys the right to use an asset (the underlying asset) for a period of time in exchange for consideration. To determine if this is achieved, the Group assesses the following key factors:
– whether the contract contains an identified asset, which is either explicitly identified in the contract or implicitly specified by being identified at the time the asset is made available to the Group;
– whether the Group has the right to obtain substantially all of the economic benefits from use of the identified asset throughout the period of use, considering its rights within the defined scope of the contract;
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3.16 Leased assets (continued)
– whether the Group has the right to direct the use (how and for what purpose) of the identified asset throughout the period of use.
Measurement and recognition of leases as a lessee
Short-term or low value leases
The Group has elected to recognize leases that have a lease term of 12 months or less and leases of low-value assets as an expense on a straight-line basis over the lease term.
All other leases
At a lease commencement date, the Group recognizes a right-of-use asset and a lease liability on the consolidated statements of financial position.
The right-of-use asset is measured at cost, which is made up of the initial measurement of the lease liability, any initial direct costs incurred by the Group, an estimate of any costs to dismantle and remove the asset at the end of the lease, and any lease payments made in advance of the lease commencement date (net of any incentives received). The Group depreciates the right-of-use assets on a straight-line basis from the lease commencement date to the earlier of the end of the useful life of the right-of-use asset or the end of the lease term. The Group also assesses the right-of-use asset for impairment when such indicators exist in accordance with IAS 36 Impairment of assets.
The lease liability is measured at the present value of the remaining lease payments at the date of recognition, discounted using the interest rate implicit in the lease if that rate is readily available or the Group’s incremental borrowing rate. Generally, the Group uses its incremental borrowing rate as the discount rate.
The incremental borrowing rate is the estimated rate that the Group would have to pay to borrow the same amount over a similar term, and with similar security to obtain an asset of equivalent value. This rate is adjusted should the lessee entity have a different risk profile to that of the Group.
Lease payments included in the measurement of the lease liability are made up of fixed payments (including in-substance fixed), variable payments based on an index or rate, amounts expected to be payable under a residual value guarantee, and payments arising from options reasonably certain to be exercised.
The lease liability is subsequently measured by reducing the carrying amount to account for payments made and increasing the carrying amount to account for accretion expense. The accretion expense is presented within finance costs in the consolidated statements of earnings (loss) and comprehensive loss over the lease period.
The lease liability is remeasured when there are changes to the lease terms resulting from a change in the Group’s assessment of whether the Group will exercise a purchase, extension, or termination option, or when there is a change in the future lease payments resulting from a change in an index or rate, or change in the Group’s estimate of the amount expected to be payable under residual value guarantees.
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3.16 Leased assets (continued)
When the lease liability is remeasured, the corresponding adjustment is reflected in the right-of-use asset, or consolidated statements of earnings (loss) and comprehensive loss if the right-of-use asset is already fully depreciated.
3.17 Intangible assets
Initial recognition
Dealership rights with an indefinite useful life
Dealership rights with an indefinite useful life are recorded initially at cost and are not amortized. As the acquisition of dealership rights was based on future sales of a specific product, the Group has elected to measure the cost based on a financial liability model, whereby the fair value of all variable payments under the contract is recorded on initial recognition of the asset with a corresponding liability. Any re-measurements of the related liability are recognized in earnings (loss) and comprehensive loss. The cost also includes any directly attributable costs of acquisition. Directly attributable costs include professional fees arising directly from bringing the asset to its working conditions.
Dealership rights are subject to asset impairment testing as described below. The useful life is reviewed each period to determine whether events and circumstances continue to support an indefinite useful life assessment.
Acquired Software
Acquired computer software licenses are capitalized on the basis of the costs incurred to acquire and install the specific software.
Internally developed intangible assets
Expenditures on the research phase are recognized as an expense as incurred. Costs that are directly attributable to an electric vehicle project’s development phase and costs incurred on software development projects are recognized as intangible assets, provided they meet the following recognition requirements:
– the development costs can be measured reliably;
– the project is technically and commercially feasible;
– the Group intends to and has sufficient resources to complete the project;
– the Group has the ability to use or sell the intangible assets; and
– the intangible assets will generate probable future economic benefits.
Development costs not meeting these criteria for capitalization are expensed as incurred. Directly attributable costs include employee benefits costs incurred along with an appropriate portion of relevant overheads and subcontractors’ fees.
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3.17 Intangible assets (continued)
Subsequent measurement
All finite-live intangible assets are stated at cost, less accumulated amortization and impairment losses. Finite-life intangible assets, less their estimated residual value, are amortized over their estimated useful lives using the straight-line method. The following estimated useful lives are applied:

Software	5 years
Development costs	7,000 units produced
The estimated residual values, estimated useful lives and amortization methods are reviewed annually by the Group and any change resulting from this evaluation applied as a change in estimates accounted on a prospective basis. In addition, they are subject to impairment testing as described below.
3.18 Impairment testing of intangible assets, property, plant and equipment and right-of-use assets
For impairment assessment purposes, assets are grouped at the lowest levels for which there are largely independent cash inflows (cash-generating units). As a result, some assets are tested individually for impairment and some are tested at the cash-generating unit level. Cash-generating units to which intangible assets with indefinite useful lives have been allocated (determined by the Group’s management as being equivalent to its operating segments) are tested for impairment at least annually. All other individual assets or cash-generating units are tested for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable.
An impairment loss is recognized for the amount by which the asset’s or cash-generating unit’s carrying amount exceeds its recoverable amount, which is the higher of fair value less costs to sell and value-in-use. To determine the value-in-use, management estimates expected future cash flows from each cash-generating unit and determines a suitable interest rate in order to calculate the present value of those cash flows. The data used for impairment testing procedures are directly linked to the Group’s latest approved budget, adjusted as necessary to exclude the effects of future reorganizations and asset enhancements. Discount factors are determined individually for each cash-generating unit and reflect management’s assessment of respective risk profiles, such as market and asset-specific risks factors.
Impairment losses for cash-generating units are charged pro rata to the assets in the cash-generating unit. All assets are subsequently reassessed for indications that an impairment loss previously recognized may no longer exist. An impairment charge is reversed if the cash-generating unit’s recoverable amount exceeds its carrying amount.
3.19 Government incentive and assistance
Government incentives and assistance related to current expenses is accounted for as a reduction of related expenses while incentive and assistance related to the acquisition of non-current assets is accounted for as a reduction of the related non-current assets.
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3.19 Government incentive and assistance (continued)
Government grants are recognised where there is reasonable assurance that the grant will be received and all attached conditions will be complied with. When the grant relates to an expense item, it is recognised as income on a systematic basis over the periods that the related costs, for which it is intended to compensate, are expensed. When the grant relates to an non-current asset, it is accounted for as a reduction of the related non-current assets and it is recognised as income in equal amounts over the expected useful life of the related asset.
3.20 Research and development tax credits
Tax credits related to current expenses are accounted for as a reduction of related expenses while tax credits related to the acquisition or development of non-current assets are accounted for as a reduction of the related non-current assets.
Reimbursable tax credits are accrued in the year in which the expenditures are incurred, provided that the Group is reasonably certain that the credits will be received. The tax credits must be examined and approved by the tax authorities and it is possible that the amounts subsequently granted will differ from the amounts initially recorded.
3.21 Financial instruments
Recognition and derecognition
Financial assets and financial liabilities are recognized when the Group becomes a party to the contractual provisions of the financial instrument. Financial assets are derecognized when the contractual rights to the cash flows from the financial asset expire, or when the financial asset and all substantial risks and rewards are transferred. A financial liability is derecognized when it is extinguished, discharged, cancelled or expires.
Financial Assets
Classification and initial measurement of financial assets
Except for those trade receivables that do not contain a significant financing component and are measured at the transaction price in accordance with IFRS 15, all financial assets are initially measured at fair value adjusted for transaction costs (where applicable).
Financial assets, are classified into the following categories:
– amortized cost;
– fair value through profit or loss (FVTPL);
– fair value through other comprehensive income (FVOCI).
In the years presented, the Group does not have any financial assets categorized as FVTPL or FVOCI.
The classification is determined by both:
– the entity’s business model for managing the financial asset;
– the contractual cash flow characteristics of the financial asset.
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3.21 Financial instruments (continued)
Classification and initial measurement of financial assets (continued)
All income and expenses relating to financial assets that are recognized in the consolidated statements of earnings (loss) and comprehensive loss are presented within finance costs, except for the impairment of trade receivables which is presented within administrative expenses.
Subsequent measurement of financial assets
Financial assets at amortized cost
Financial assets are measured at amortized cost if the assets meet the following conditions (and are not designated as FVTPL):
– they are held within a business model whose objective is to hold the financial assets and collect its contractual cash flows;
– the contractual terms of the financial assets give rise to cash flows that are solely payments of principal and interest on the principal amount outstanding.
After initial recognition, these are measured at amortized cost using the effective interest method. Discounting is omitted where the effect of discounting is immaterial. Cash, trade receivables and incentives and other government assistance receivable are classified within this category.
Impairment of financial assets
The Group uses the expected credit losses impairment model with respect to its financial assets carried at amortized cost. The amount of expected credit losses is updated at each reporting date to reflect changes in credit risk since the initial recognition of the respective financial instrument.
The Group accounts for the expected credit losses using the simplified approach over the life of financial assets measured at amortized cost. Expected credit losses over the life of the asset are expected credit losses for all of the default events that a financial instrument may experience over its expected life. The assessment of expected credit losses reflects reasonable and justifiable information about past events, current circumstances and forecasts of events and economic conditions and takes into account the factors specific to the account receivable, the general condition of the economy and a current as well as expected appreciation of the condition prevailing at the statements of financial position date, including the time value of the money, if any.
Classification and measurement of financial liabilities - amortized cost
The Group’s financial liabilities measured at amortized cost include trade and other payables (excluding non-financial liabilities) and long-term debt and other debts. Financial liabilities are initially measured at fair value, and, where applicable, adjusted for transaction costs unless the Group designated a financial liability at fair value through profit or loss. Subsequently, financial liabilities are measured at amortized cost using the effective interest method except for derivatives and financial liabilities designated at FVTPL.
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3.21 Financial instruments (continued)
Classification and measurement of financial liabilities - amortized cost (continued)
All interest-related charges and, if applicable, changes in an instrument’s fair value that are reported in the consolidated statements of earnings (loss) and comprehensive loss are included within finance costs.
Classification and measurement of financial liabilities - FVTPL - warrants
The Group determined that the warrants, including the warrants issued to a customer, the public warrants and the private warrants issued as part of a business combination transaction, the public warrants issued as part of the December 2022 Offering, and the warrants issued as part of the 2023 Debenture Financing (as defined in Note 12.7) are derivative instruments and should be classified as a liability in accordance with IAS 32 - Financial Instruments: Presentation and IFRS 9 - Financial Instruments and are measured at FVTPL. Derivative and financial liabilities designated at FVTPL are carried subsequently at fair value with gains or losses recognized in the consolidated statements of earnings (loss) and comprehensive loss.
Warrants issued to a customer
The vested portion of the warrants issued to a customer is initially recorded at fair value and then revalued at each reporting date with a corresponding contract asset recognized at inception. The corresponding contract asset is amortized as a reduction of revenues on a percentage per dollar of revenue generated with the customer and its affiliates.
The unvested portion of the warrants represents a retrospective volume discount based on specified levels of spending by the customer and its affiliates. Revenues will be recognized based on the prices specified in the work orders, net of the estimated value of the volume discount based on the portion of the warrant expected to vest using the fair value at inception. At each reporting date, the Group will review experience, current information on expected orders from the customer and its affiliates and the potential impact of other reasonably foreseen constraints will be used to estimate and provide for the discount, using the expected value method, and revenue will only be recognized to the extent that it is highly probable that a significant reversal will not occur.
Private and public warrants
The warrants are initially recorded at fair value and then revalued at each reporting date. Estimating fair value requires determining the most appropriate valuation model which captures the significant features of the financial instruments. This estimate also requires the determination of the most appropriate inputs to the valuation model including the expected life of the warrants, volatility and dividend yield and making assumptions about them. The assumptions and models used for estimating such warrants are disclosed in Note 14.
3.22 Convertible debt instruments
The Group reviewed the terms of the convertible debentures to determine whether there are component parts of compound financial instruments that are required to be separated and accounted for as individual financial instruments.
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3.22 Convertible debt instruments (continued)
Conversion option features that have economic characteristics and risks that do not meet the "Fixed for Fixed" criteria or are not closely related to those of the host instrument should be classified as embedded derivatives and separated from the host contract. The Group determined that the conversion options on the convertible debt instruments are derivative instruments that should be separated from the host contract and classified as a liability in accordance with IAS 32 - Financial Instruments: Presentation and IFRS 9 - Financial Instruments due to the variability in the cash flows.
At inception, the Group allocated the proceeds first to the fair value of the conversion options on the convertible debt instruments and the remaining proceeds are allocated to the convertible debenture host contract. The conversion options on the convertible debt instruments designated at fair value through profit or loss ("FVTPL") are carried subsequently at fair value with gains or losses recognized in the consolidated statements of earnings (loss) and comprehensive loss. The convertible debenture host contract is measured at amortized cost, using the effective interest method until extinguished upon conversion or at the instrument’s maturity date. The effective interest expense is classified as accretion expense under finance costs in the consolidated statements of earnings (loss) and comprehensive loss.
Transaction costs related to the issue of convertible debt instruments are allocated to the components in proportion to the initial carrying amounts. Transaction costs relating to conversion options on the convertible debt instruments are recognized as finance costs in the consolidated statements of earnings (loss) and comprehensive loss as incurred. Transaction costs relating to the convertible debentures component are included in the carrying amount and are amortized over the term of the convertible debt instruments using the effective interest method.
3.23 Share-based employee remuneration
Stock options and restricted share units
Stock options and restricted share units ("RSUs") are equity settled share-based payments, which are measured at fair value at the grant date. For stock options, the compensation cost is measured using the Black-Scholes option pricing model and is expensed over the award’s vesting period. For RSUs, compensation cost is measured at the fair value of the underlying common share at the grant date and is expensed over the award’s vesting period. RSUs can be settled in cash based on the Company’s share price on the vesting date, or through the delivery of common shares issued from treasury or purchased on the open market, at the Company’s option. RSUs are expected to be settled in common shares purchased on the open market.
Compensation expense is recognized in net earnings (loss) and comprehensive loss with a corresponding increase in contributed surplus. The measurement of compensation expense for stock options and RSUs is net of estimated forfeitures. Any consideration paid by plan participants on the exercise of stock options is credited to share capital. Upon the exercise of stock options or the vesting of RSUs, the corresponding amounts previously credited to contributed surplus are transferred to share capital. Stock options and RSUs that are dilutive are considered in the calculation of diluted earnings per share, as per Note 20 to these consolidated financial statements.
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3.23 Share-based employee remuneration (continued)
Deferred share unit plan
The Company has a deferred share unit plan for independent members of the Company’s Board of Directors, who receive a portion of their compensation in the form of deferred share units (“DSUs”). These DSUs are equity settled awards and are fully recognized in net earnings (loss) and comprehensive loss based on the fair value of the underlying common shares at the grant date.
3.24 Provisions, contingent assets and contingent liabilities
Provisions for product warranties, legal disputes, onerous contracts or other claims are recognized when the Group has a present legal or constructive obligation as a result of a past event, it is probable that an outflow of economic resources will be required from the Group and amounts can be estimated reliably. Timing or amount of the outflow may still be uncertain. Restructuring provisions are recognized only if a detailed formal plan for the restructuring has been developed and implemented, or management has at least announced the plan’s main features to those affected by it. Provisions are not recognized for future operating losses.
Provisions are measured at the estimated expenditure required to settle the present obligation, based on the most reliable evidence available at the reporting date, including the risks and uncertainties associated with the present obligation. Where there are a number of similar obligations, the likelihood that an outflow will be required in a settlement is determined by considering the class of obligations as a whole. Provisions are discounted to their present values, where the time value of money is material. Any reimbursement that the Group can be virtually certain to collect from a third party with respect to the obligation is recognized as a separate asset. However, this asset may not exceed the amount of the related provision. In those cases where the possible outflow of economic resources as a result of present obligations is considered improbable or remote, no liability is recognized.
3.25 Income taxes
Tax expense recognized in the consolidated statements of earnings (loss) and comprehensive loss comprises the sum of deferred tax and current tax not recognized directly in equity. The calculation of current tax and deferred tax is based on tax rates and tax laws that have been enacted or substantively enacted by the end of the reporting period. Deferred income taxes are calculated using the balance sheet liability method.
Deferred tax assets are recognized to the extent that it is probable that the underlying tax loss or deductible temporary difference will be utilized against future taxable income. This is assessed based on the Group’s forecast of future operating results, adjusted for significant non-taxable income and expenses and specific limits on the use of any unused tax loss or credit.
Deferred tax liabilities are generally recognized in full, although IAS 12, Income Taxes, specifies limited exemptions. As a result of these exemptions the Group does not recognize deferred tax on temporary differences relating to goodwill, or to its investments in subsidiaries. The Group does not offset deferred tax assets and liabilities unless it has a legally enforceable right to do so and intends to settle on a net basis.
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3.26 Share Capital
Common shares are classified as share capital within equity. Incremental costs directly attributable to the issuance of share are recognized as a deduction from share capital, net of any tax effect.
Contributed surplus is used to record the accumulated compensation expense related to equity-settled share-based compensation transactions. Upon the exercise of stock options and the vesting of RSUs and DSUs, the corresponding amounts previously credited to contributed surplus are transferred to share capital.
Deficit includes all current and prior year losses. All transactions with owners of the parent company are recorded separately within equity. Cumulative translation adjustment comprises foreign currency translation differences arising from the translation of the consolidated financial statements of the Group into the US dollar, the presentation currency.
3.27 Earnings per share
Basic earnings (loss) per share ("EPS") are calculated by dividing the net earnings (loss) available to common share shareholders by the weighted average number of shares outstanding during the year.
Diluted earnings (loss) per share are calculated by adjusting the weighted average of shares outstanding during the year to include the weighted average number of shares that would be issued upon the conversion of all potential dilutive warrants, stock options, RSUs, and DSUs into common shares.
3.28 Segment reporting
The Group has only one operating segment: the manufacturing and sale of electric vehicles in Canada and the United States. The Group has one operating segment based on Lion’s operational structure and decision process for allocation of resources.
3.29 Significant management judgements in applying accounting policies and estimation uncertainty
Significant management judgements
The following are significant management judgements in applying the accounting policies of the Group that have the most significant effect on the consolidated financial statements.
Capitalization of internally developed intangible assets
Distinguishing the research and development phases of a new customized project and determining whether the recognition requirements for the capitalization of development costs are met require judgement. After capitalization, management monitors whether the recognition requirements continue to be met and whether there are any indicators that capitalized costs may be impaired.
Recognition of deferred tax assets
The extent to which deferred tax assets can be recognized is based on an assessment of the probability of the Group’s future taxable income against which the deferred tax assets can be utilized.
3 - SUMMARY OF ACCOUNTING POLICIES (CONTINUED)
3.29 Significant management judgements in applying accounting policies and estimation uncertainty (continued)
Recognition of deferred tax assets (continued)
In addition, significant judgement is required in assessing the impact of any legal or economic limits or uncertainties in various tax jurisdictions.
Estimation uncertainty
Information about estimates and assumptions that have the most significant effect on recognition and measurement of assets, liabilities, income and expenses is provided below. Actual results may be substantially different.
Tax credits receivable
The calculation of the Group’s tax credits receivable involves a degree of estimation and judgement in respect of certain items whose tax treatment cannot be finally determined until a notice of assessment has been issued by the relevant taxation authority and payment has been received or applied against income taxes otherwise payable.
Impairment of non-financial assets
Management estimates the recoverable amount of each asset or cash-generating units based on expected future cash flows and uses an interest rate to discount them. Estimation uncertainty relates to assumptions about future operating results and the determination of a suitable discount rate.
Leases
Recognizing leases requires judgement and use of estimates and assumptions. Judgement is used to determine whether there is reasonable certainty that a lease extension or cancellation option will be exercised. Furthermore, management estimates are used to determine the lease terms and the appropriate interest rate to establish the lease liability.
Useful lives of depreciable assets
Management reviews its estimate of the useful lives of depreciable assets at each reporting date, based on the expected utility of the assets. Uncertainties in these estimates relate to technical obsolescence that may change the utility of certain software and computer equipment. Technical obsolescence also can affect development costs as technology evolves.
Inventories
Management estimates the net realizable values of inventories, taking into account the most reliable evidence available at each reporting date. The future realization of these inventories may be affected by future technology or other market-driven changes that may reduce future selling prices.
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3.29 Significant management judgements in applying accounting policies and estimation uncertainty (continued)
Fair value measurement
Management uses various valuation techniques to determine the fair value of financial instruments, where active market quotes are not available. This involves developing estimates and assumptions consistent with how market participants would price the instrument. Management bases its assumptions on observable data as far as possible but this is not always available. In that case, management uses the best information available. Estimated fair values may vary from the actual prices that would be achieved in an arm’s length transaction at the reporting date.
Share-based compensation and private share warrant obligation
Management assesses the fair value of stock options and the private share warrant obligation using the Black-Scholes valuation model. The Black-Scholes model requires management to make estimates and assumptions with respect to inputs including the risk-free interest rate, volatility and expected option or warrant life.
3.30 Initial and early application of new accounting standards and interpretations in the reporting standards
Amendments to IAS 1, Presentation of Financial Statements and IFRS Practice Statement 2, Making Materiality Judgements
On February 11, 2021, the IASB issued amendments to IAS 1, Presentation of Financial Statements and IFRS Practice Statement 2, Making Materiality Judgements, to provide guidance in determining which accounting policies to disclose. The amendments require entities to disclose material accounting policies rather than significant policies. The amendments clarify that accounting policy information is material if users of an entity’s financial statements would need it to understand other material information in the financial statements. In assessing the materiality of accounting policy information, entities need to consider both size of the transaction, other events or conditions and the nature of them, even if the related amounts are immaterial. The adoption of the amendments as of January 1, 2023 did not have an impact on the Company’s financial statements.
Amendments to IAS 8, Accounting Policies, Change in Accounting Estimates and Errors
On February 11, 2021, the IASB issued amendments to IAS 8, Accounting Policies, Changes in Accounting Estimates and Errors, to clarify how to distinguish changes in accounting policies, which must be applied retrospectively, from changes in accounting estimate, which are accounted for prospectively. The amendments clarify the definition of accounting estimates as "monetary amounts in the financial statements that are subject to measurement uncertainty". The amendments clarify that a change in accounting estimate is a change in input or a change in a measurement technique used to develop an accounting estimate, if they do not result in the correction of a prior period error. The adoption of the amendments as of January 1, 2023 did not have an impact on the Company’s financial statements.
3 - SUMMARY OF ACCOUNTING POLICIES (CONTINUED)
3.30 Initial and early application of new accounting standards and interpretations in the reporting standards (continued)
Amendments to IAS 12, Income Taxes
On May 6, 2021, the IASB released Deferred Tax Related to Assets and Liabilities Arising from a Single Transaction (Amendments to IAS 12). The amendment relates to the recognition of deferred tax when an entity accounts for transactions, such as leases or decommissioning obligations, by recognizing both an asset and a liability. The objective of this amendment is to narrow the initial recognition exemption in paragraphs 15 and 24 of IAS 12, so that it would not apply to transactions that give rise to both taxable and deductible temporary differences, to the extent the amounts recognized for the temporary differences are the same. The adoption of the amendments as of January 1, 2023 did not have an impact on the Company’s financial statements.
Amendments to IFRS 16, Leases
On September 22, 2022, the IASB issued an amendment to IFRS 16, Leases to clarify how a seller-lessee subsequently measures sale and leaseback transactions that satisfy the requirements in IFRS 15 to be accounted for as a sale. The amendment requires a seller-lessee to subsequently measure lease liabilities arising from a leaseback in a way that it does not recognize any amount of the gain or loss that relates to the right of use it retains. The early adoption of the amendments as of January 1, 2023 did not have an impact on the Company’s financial statements.
Amendments to IAS 7, Statement of Cash Flow and IFRS 7, Financial Instruments : Disclosures
On May 25, 2023, the IASB issued an amendment to IAS 7, Statement of Cash Flow and IFRS 7, Financial Instruments: Disclosures to add qualitative and quantitative disclosure requirements to allow users to assess how supplier finance arrangements affect an entity’s liabilities, cash flows and liquidity risk. The amendments to IAS 7 will become effective for annual reporting periods beginning on or after January 1, 2024 and the amendments to IFRS 7 when it applies the amendments to IAS 7. Earlier application is permitted. The Company made the election to early adopt the amendments as of June 30, 2023 and disclose the additional information in the Company's financial statements.
3.31 Standards, amendments and Interpretations to existing Standards that are not yet effective and have not been adopted early by the Group
At the date of authorization of these consolidated financial statements, several other new, but not yet effective, standards and amendments to existing standards, and interpretations have been published by the IASB. None of these standards or amendments to existing standards have been adopted early by the Company.
Management anticipates that all relevant pronouncements will be adopted for the first period beginning on or after the effective date of the pronouncement. New standards, amendments and interpretations not adopted in the current year have not been disclosed as they are not expected to have a material impact on the Company’s consolidated financial statements.